Portfolio of Investments
Columbia Georgia Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 90.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 15.6%
Bulloch County Development Authority
Refunding Revenue Bonds
Georgia Southern University Housing Foundation
Series 2012 (AGM)
08/01/2027	5.000%	500,000	531,055
Carrollton Payroll Development Authority
Refunding Revenue Bonds
Anticipation Certificates - UWG Campus Center
Series 2012 (AGM)
08/01/2025	5.000%	800,000	852,776
Dahlonega Downtown Development Authority
Refunding Revenue Bonds
North Georgia MAC LLC Project
Series 2017
07/01/2032	4.000%	1,000,000	1,148,860
Development Authority of Bulloch County
Unrefunded Refunding Revenue Bond
Georgia Southern University Housing Foundation
Series 2017
07/01/2034	5.000%	400,000	481,768
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	1,000,000	1,154,550
Private Colleges & Universities Authority
Revenue Bonds
Emory University
Series 2019A
09/01/2037	5.000%	300,000	393,537
Richmond County Development Authority
Refunding Revenue Bonds
ASU Jaguar Student Housing
Series 2012 (AGM)
02/01/2027	5.000%	750,000	812,872
Total			5,375,418
Hospital 12.7%
Carroll City-County Hospital Authority
Refunding Revenue Bonds
Tanner Medical Center, Inc. Project
Series 2016
07/01/2030	4.000%	1,000,000	1,163,950
Cedartown Polk County Hospital Authority
Revenue Bonds
Floyd Healthcare Polk Medical Center
RAC Series 2016
07/01/2034	5.000%	475,000	548,292
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cobb County Kennestone Hospital Authority
Refunding Revenue Bonds
WellStar Health System, Inc. Project
Series 2021
04/01/2026	5.000%	300,000	367,800
04/01/2027	5.000%	200,000	251,916
Coweta County Development Authority
Refunding Revenue Bonds
Piedmont Healthcare, Inc.
Series 2020
07/01/2037	5.000%	500,000	644,045
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2033	5.000%	300,000	373,173
DeKalb Private Hospital Authority
Revenue Bonds
Children’s Healthcare of Atlanta
Series 2019
07/01/2035	5.000%	500,000	655,055
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2030	5.000%	300,000	369,555
Total			4,373,786
Investor Owned 1.5%
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	500,000	519,810
Joint Power Authority 3.3%
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Project One
Subordinated Series 2015A
01/01/2032	5.000%	1,000,000	1,159,590
Local Appropriation 0.7%
Macon-Bibb County Urban Development Authority
Refunding Revenue Bonds
Macon-Bibb County Public Project
Series 2017
12/01/2032	5.000%	200,000	251,434
Columbia Georgia Intermediate Municipal Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Georgia Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 24.8%
Cherokee County Board of Education
Unlimited General Obligation Bonds
Series 2014A
08/01/2030	5.000%	1,000,000	1,155,900
Forsyth County School District
Unlimited General Obligation Bonds
Series 2014
02/01/2028	5.000%	500,000	570,535
Series 2018
02/01/2033	5.000%	500,000	640,830
Gainesville School District
Unlimited General Obligation Bonds
Series 2020
11/01/2030	5.000%	500,000	694,190
Hall County School District
Unlimited General Obligation Bonds
Series 2020 (BAM)
BUILD AMERICA MUTUAL ASSURANCE CO
02/01/2034	4.000%	500,000	639,220
Heard County Public Facilities Authority
Revenue Bonds
School District Project
Series 2020
03/01/2028	5.000%	500,000	654,640
Jefferson City School District
Unlimited General Obligation Refunding Bonds
Series 2017
02/01/2031	4.000%	500,000	604,390
Lawrenceville Building Authority
Revenue Bonds
Lawrenceville Performing Arts
Series 2019
10/01/2035	3.000%	500,000	553,805
10/01/2036	3.000%	500,000	552,060
Pierce County School District
Unlimited General Obligation Bonds
Series 2017
01/01/2032	4.000%	425,000	510,867
South Fulton Municipal Regional Water & Sewer Authority
Refunding Revenue Bonds
Series 2014
01/01/2031	5.000%	1,000,000	1,116,070
Villa Rica Public Facilities Authority
Refunding Revenue Bonds
Water & Sewer Project
Series 2015
03/01/2031	5.000%	750,000	866,707
Total			8,559,214
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 1.9%
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (The)
Revenue Bonds
Combined Utilities
Series 2020
03/01/2031	5.000%	500,000	657,365
Other Utility 1.9%
City of Buford Combined Utility System
Revenue Bonds
Series 2020 (AGM)
07/01/2026	4.000%	140,000	166,026
07/01/2033	4.000%	415,000	500,449
Total			666,475
Prepaid Gas 1.8%
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019C
09/01/2026	5.000%	500,000	617,310
Refunded / Escrowed 0.4%
Development Authority of Bulloch County
Prerefunded 07/01/27 Revenue Bonds
Georgia Southern University
Series 2017
07/01/2034	5.000%	100,000	128,369
Sales Tax 1.6%
Metropolitan Atlanta Rapid Transit Authority
Revenue Bonds
Series 2019A
07/01/2036	3.000%	500,000	565,745
Single Family 3.1%
Georgia Housing & Finance Authority
Revenue Bonds
Series 2014B-1
12/01/2029	3.000%	1,000,000	1,057,660
Special Property Tax 5.2%
Atlanta & Fulton County Recreation Authority
Refunding Revenue Bonds
Park Improvement
Series 2014A
12/01/2028	5.000%	525,000	619,154
12/01/2033	5.000%	1,000,000	1,161,870
Total			1,781,024

2	Columbia Georgia Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Georgia Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 1.8%
State of Georgia
Unlimited General Obligation Bonds
Series 2018A
07/01/2035	4.000%	500,000	609,060
Transportation 1.9%
Georgia State Road & Tollway Authority
Revenue Bonds
Series 2020
06/01/2029	5.000%	500,000	671,705
Water & Sewer 12.4%
Augusta Water & Sewerage
Refunding Revenue Bonds
Series 2017
10/01/2029	3.000%	750,000	836,775
Cherokee County Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
08/01/2031	5.000%	250,000	307,283
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2017A
11/01/2034	5.000%	1,000,000	1,277,580
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Cartersville
Refunding Revenue Bonds
Series 2018
06/01/2035	4.000%	500,000	592,455
County of Columbia Water & Sewerage
Refunding Revenue Bonds
Forward Delivery
Series 2020
06/01/2035	5.000%	450,000	607,932
Etowah Water & Sewer Authority
Refunding Revenue Bonds
Series 2019 (BAM)
03/01/2028	5.000%	500,000	644,205
Total			4,266,230
Total Municipal Bonds (Cost $29,103,681)			31,260,195

Total Investments in Securities (Cost: $29,103,681)	31,260,195
Other Assets & Liabilities, Net	3,239,423
Net Assets	34,499,618

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund liquidation
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination pursuant to which the Fund will be liquidated and terminated. Effective January 11, 2021, the Fund was closed to new investors, and any applicable contingent deferred sales charges will be waived on redemptions and exchanges out of the Fund. It is currently anticipated that the Fund will be liquidated on or about May 7, 2021, at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares.
Columbia Georgia Intermediate Municipal Bond Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT152_04_K01_(03/21)